Impairment Charge - Summary of Loan Loss Charges (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan Loss Charges [Abstract]
Expected credit loss allowance	$ (184,869,469)	$ (154,535,309)	$ (123,638,163)
Direct charge offs	(5,813,345)	(8,759,136)	(9,512,939)
Total	$ (190,682,814)	$ (163,294,445)	$ (133,151,102)